EMPLOYEE BENEFIT PLANS - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 28, 2018	Oct. 29, 2017	Oct. 30, 2016	Nov. 04, 2051	Nov. 03, 2051	Oct. 28, 2035	Nov. 03, 2024
Defined Benefit Plan Disclosure [Line Items]
Percentage of employee contribution	6.00%
Allocated share-based compensation expense, net of tax	$ 7,600	$ 6,100	$ 5,700
Defer percentage to officers and key employees salary	80.00%
Defer percentage to officers and key employees bonus	90.00%
Defer percentage to directors	100.00%
Deferred compensation arrangement with individual, requisite service period	3 years
Deferred compensation obligation recorded within additional paid-in capital	$ 700	1,300
Deferred compensation liability, current and noncurrent	4,600	4,900
Deferred compensation plan assets	5,300	6,500
Defined benefit plan, funded status of plan, total	10,661	14,512
Unrecognized actuarial losses on pension obligations	$ 916	$ 2,824	$ (1,948)
Market related value of assets, percentage	10.00%
Minimum
Defined Benefit Plan Disclosure [Line Items]
Matching contributions percentage minimum	50.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Matching contributions percentage minimum	100.00%
Incentive Plan | Performance Share Awards
Defined Benefit Plan Disclosure [Line Items]
Share-based payment award, equity instruments other than options, vested in period, deferred	60,813
The Steelworkers Pension Trust | Multiemployer plans, pension
Defined Benefit Plan Disclosure [Line Items]
Multiemployer plans, minimum contribution	$ 300
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	6.19%	6.18%
Defined benefit plan, funded status of plan, total	$ 3,307	$ 6,814
Defined benefit plan, expected future benefit payments, next rolling twelve months	$ 1,200
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate	4.00%	5.00%
Defined benefit plan, funded status of plan, total	$ 7,354	$ 7,698
OPEB Plans | Scenario, forecast
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate				4.00%	5.00%	5.50%	6.50%
CENTRIA | Defined Benefit Plans | Minimum | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	80.00%
CENTRIA | Defined Benefit Plans | Minimum | Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	15.00%
CENTRIA | Defined Benefit Plans | Maximum | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	85.00%
CENTRIA | Defined Benefit Plans | Maximum | Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	20.00%
CENTRIA | OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, minimum annual employee contribution, percent	0.00%
Defined benefit plan, maximum annual contributions per retiree, percent	25.00%
Rcc | Defined Benefit Plans | US Bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	45.00%
Rcc | Defined Benefit Plans | Large Cap Us Equities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	17.00%
Rcc | Defined Benefit Plans | Foreign Equity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	13.00%
Rcc | Defined Benefit Plans | Master limited partnerships
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	5.00%
Rcc | Defined Benefit Plans | Commodity Futures
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	2.00%
Rcc | Defined Benefit Plans | Real Estate Investment Trusts
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	4.00%
Rcc | Defined Benefit Plans | Emerging Market
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	8.00%
Rcc | Defined Benefit Plans | Small Cap Us Equities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	6.00%